Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Federally insured limit	$ 250,000		$ 250,000
Depreciation	$ 16,000